Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable
Taxes Payable

14. Taxes Payable

The following is a summary of taxes payable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
VAT payable	34,480	31,038
Withholding individual income taxes for employees	7,862	7,670
Enterprise income taxes payable	30,666	17,177
Others	1,572	1,009
Total	74,580	56,894